Loss From Operations - Summary of Loss from Operations is Derived (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of The Way In Which Net Income Loss From Operations Is Arrived At [Line Items]
Other administrative costs	€ 21,436	€ 20,315	€ 16,638